CONTINGENCIES (Details) XOF in Billions	8 Months Ended	17 Months Ended
	Dec. 31, 2025 USD ($) action	Jun. 30, 2013 USD ($)	Nov. 28, 2025 USD ($)	Nov. 28, 2025 XOF	Nov. 24, 2025 numberOfYears employee	Apr. 04, 2025 USD ($)	Nov. 13, 2024 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 XOF	Jan. 17, 2018 USD ($)	May 30, 2013 USD ($)	Feb. 25, 2011 individual
Disclosure of contingencies
Settlement payment	$ 253,000,000
Renewal of Somilo Exploitation Permit | numberOfYears					10
Writ of Kalikasan
Disclosure of contingencies
Settlement payment						$ 100,000,000
Legal proceedings contingent liability | Canadian Securities Class Actions
Disclosure of contingencies
Damages sought		$ 3,000,000,000
Estimated financial effect of contingent liabilities	$ 0
Legal proceedings contingent liability | Pascua Lama SMA Regulatory Sanctions
Disclosure of contingencies
Administrative fine							$ 0			$ 11,500,000	$ 16,000,000
Legal proceedings contingent liability | Writ of Kalikasan
Disclosure of contingencies
Number of petitioners | individual												3
Legal proceedings contingent liability | Loulo-Gounkoto - Mining Convention Negotiations
Disclosure of contingencies
Settlement payment			$ 253,000,000	XOF 143				$ 84,000,000	XOF 50
Number of employees previously detained | employee					4
Legal proceedings contingent liability | Pueblo Viejo; Amparo Actions [Member]
Disclosure of contingencies
Number of constitutional actions filed | action	2